CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 10,478,587	$ 11,829,509
Inventories	125,264	273,271
Accounts receivable, net	13,631,359	11,890,146
Other receivables, net	13,182,529	232,318
Other receivables - related party		12,036
Prepayments, net	299,577	1,421,899
Restricted cash	5,000,000
Total current assets	42,717,316	25,659,179
Non-current assets:
Operating lease, right-of-use asset	679,850
Prepayments	4,425,849	3,449,445
Property, plant and equipment, net	2,324,823	208,869
Intangible assets, net	6,758,316	4,265,537
Long-term investments	1,727,301	1,751,835
Deferred tax assets	182,234	135,999
Total non-current assets	16,098,373	9,811,685
Total assets	58,815,689	35,470,864
Current liabilities:
Short-term loans - banks	5,819,787	3,125,681
Current maturities of long-term loans - third party	77,493	75,469
Taxes payable	3,525,153	1,941,770
Accounts payable	293,985	1,402,972
Other payables and accrued liabilities	3,628,809	438,299
Other payables - related party	21,341	62,368
Operating lease liabilities - current	313,460
Customer deposits		76,274
Total current liabilities	13,680,028	7,122,833
Non-current liabilities:
Operating lease liability	372,051
Long-term loans - third party	13,328	91,986
Total other liabilities	385,379	91,986
Total liabilities	14,065,407	7,214,819
Shareholders’ equity
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 35,141,114 shares issued and outstanding as of December 31, 2019, 33,000,000 shares issued and outstanding as of December 31, 2018	35,141	33,000
Additional paid-in capital	20,771,849	12,831,969
Statutory reserves	1,289,765	1,178,432
Retained earnings	24,132,194	15,169,573
Accumulated other comprehensive loss	(1,478,667)	(956,929)
Total shareholders' equity	44,750,282	28,256,045
Total liabilities and shareholders' equity	$ 58,815,689	$ 35,470,864